COVA FINANCIAL LIFE INSURANCE COMPANY
                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                       SUPPLEMENT DATED DECEMBER 30, 1997
                      TO PROSPECTUS DATED DECEMBER 30, 1997

This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by Cova Financial Life Insurance Company ("Cova Life") and Cova Variable Annuity Account Five ("Variable Account Five").

GROWTH AND INCOME PORTFOLIO SUBSTITUTION
The purpose of this supplement is to notify you of a proposal to substitute shares of the Lord Abbett Growth and Income Portfolio of Cova Series Trust ("Cova Trust") for shares of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund") held by Variable Account Five to fund certain flexible purchase payment variable annuity contracts ("Contracts") issued by Cova Life.

Cova Life will file an application with the Securities and Exchange Commission ("Commission") requesting an order approving the Substitution. Upon obtaining the order from the Commission approving the Substitution, and subject to any prior approval by applicable state insurance authorities, Cova Life and Variable Account Five propose to effect the Substitution as soon as is practical.

A Contract owner, prior to the date of Substitution, may transfer his or her Growth and Income Sub-Account Value to any other sub-account of Variable Account Five without any limitation or charge being imposed. Moreover, following the Substitution for a period of 30 days, Cova Life will permit transfers from the Lord Abbett Growth and Income Sub-Account to any other sub-account of Variable Account Five available under your Contract without any limitation or charge being imposed. After the 30 days, any transfers from the Lord Abbett Growth and Income Sub-Account will be subject to the restrictions described in the Prospectus.

A complete list of all available Portfolios in which Variable Account Five invests is set forth in the Prospectus. You may obtain a Prospectus by writing or calling Cova Life at the address or telephone number set forth below.

Cova Life will effect the Substitution by simultaneously placing an order to redeem the shares of the Growth and Income Portfolio and an order to purchase shares of the Lord Abbett Growth and Income Portfolio.

Cova Life will bear the expenses attributable to the Substitution. Cova Life will send affected Owners a notice within five days after the Substitution.

                        CUSTOMER SERVICE: (800) 343-8496
                ISSUED BY: COVA FINANCIAL LIFE INSURANCE COMPANY
                     DISTRIBUTED BY: COVA LIFE SALES COMPANY
                           ONE TOWER LANE, SUITE 3000
                      OAKBROOK TERRACE, ILLINOIS 60181-4644

                                COVA SERIES TRUST
                        SUPPLEMENT DATED NOVEMBER 3, 1997
          TO PROSPECTUS DATED MAY 1, 1997, AS AMENDED SEPTEMBER 8, 1997

The first paragraph under "Public Fund Performance" on page 25 of the Prospectus and the Performance Recap are amended as follows:

The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios are commencing regular investment operations as of the date of this Supplement and are now available for new sales.

CC-3069 (2/98)




Cova Financial Life Insurance Company
December 30,1997

PROFILE
of the Fixed and Variable Annuity Contract

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. The Contract is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CONTRACT The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The Contract provides a means for investing on a tax-deferred basis in a fixed account of Cova and 25 investment portfolios. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

     The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

     This  Contract  also offers 25  investment  portfolios  which are listed in
Section 4. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

     You can put money into any or all of the investment portfolios (except as noted) and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

     The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract.

     The amount of money you are able to accumulate in your account during the accumulation phase will determine the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE) If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 5, 10 or 20 years (as you select) if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular payments, you cannot change your payment plan.

     During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3. PURCHASE You can buy this Contract with $5,000 or more under most circumstances. You can add $2,000 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4.   INVESTMENT OPTIONS
You can put your money in any or all of these investment portfolios which are described in the prospectuses for the funds:

Managed by J.P. Morgan
Investment Management Inc.
   Select Equity
   Small Cap Stock
   International Equity
   Quality Bond
   Large Cap Stock

Managed by Lord, Abbett & Co.
   Bond Debenture (a "high
      yield" portfolio under
      California insurance
      regulations)
   Growth and Income
   Mid-Cap Value
   Large Cap Research
   Developing Growth

Managed by Conning Asset
Management Company
(formerly General American
Capital Company)
   Money Market

Managed by A I M Advisors, Inc.
   AIM V.I. Capital
     Appreciation
   AIM V.I. International
    Equity
   AIM V.I. Value

Managed by Fidelity Management & Research Company
   VIP III Growth
     Opportunities
   VIP Growth
   VIP III Growth & Income
   VIP Equity-Income
   VIP II Contrafund
     (VIP, VIP II and VIP III refer to Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III, respectively)

Managed by Massachusetts
Financial Services Company
   MFS Emerging Growth
   MFS Research
   MFS Growth With Income
   MFS High Income
   MFS World Governments
   MFS/Foreign & Colonial
     Emerging Markets Equity

Depending upon market conditions, you can make or lose money in any of these portfolios.

5. EXPENSES The Contract has insurance features and investment features, and there are costs related to each.

     Each year Cova deducts a $30 contract fee from your Contract. Cova currently waives this charge if the value of your Contract is at least $50,000. Cova also deducts for its insurance charges which total 1.40% of the average daily value of your Contract allocated to the investment portfolios.

     If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0% - 4% depending upon the state.

     There are also investment charges which currently range from .205% to 1.50% of the average daily value of the investment portfolio depending upon the investment portfolio.

     The following chart is designed to help you understand the expenses in the Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as .10% below), the 1.40% insurance expenses and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge.

     The premium tax is assumed to be 0% in both examples.

                                                                                      Examples:
                                                                                      Total Annual
                                 Total Annual      Total Annual     Total             Expenses At End of :
                                 Insurance         Portfolio        Annual            (1)          (2)
  Portfolio                      Charges           Expenses         Expenses          1 Year       10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Managed by J.P. Morgan Investment Management Inc.

     Select Equity               1.50%             0.85%            2.35%             $73.80       $266.24
     Small Cap Stock             1.50%             0.95%            2.45%             $74.80       $276.23
     International Equity        1.50%             0.95%            2.45%             $74.80       $276.23
     Quality Bond                1.50%             0.65%            2.15%             $71.79       $245.92
     Large Cap Stock             1.50%             0.75%            2.25%             $72.80       $256.13
------------------------------------------------------------------------------------------------------------------------------------
  Managed by Lord, Abbett & Co.
     Bond Debenture (a "high yield"
        portfolio under  California
        insurance regulations)   1.50%             0.85%            2.35%             $73.80       $266.24
     Growth and Income           1.50%             0.59%            2.09%             $71.19       $239.74
     Mid-Cap Value               1.50%             1.10%            2.60%             $76.30       $291.02
     Large Cap Research          1.50%             1.10%            2.60%             $76.30       $291.02
     Developing Growth           1.50%             1.00%            2.50%             $75.30       $281.19
------------------------------------------------------------------------------------------------------------------------------------
  Managed by Conning Asset Management Company
     Money Market                1.50%             0.205%           1.705%            $67.31       $199.08
------------------------------------------------------------------------------------------------------------------------------------
  Managed by Fidelity Management & Research Company
     VIP III Growth Opportunities1.50%             0.77%            2.27%             $73.00       $258.16
     VIP Growth                  1.50%             0.69%            2.19%             $72.19       $250.02
     VIP III Growth & Income     1.50%             1.00%            2.50%             $75.30       $281.19
     VIP Equity-Income           1.50%             0.58%            2.08%             $71.09       $238.70
     VIP II Contrafund           1.50%             0.74%            2.24%             $72.69       $255.12
------------------------------------------------------------------------------------------------------------------------------------
  Managed by A I M Advisors, Inc.
     AIM V.I. Capital Appreciation1.50%            0.73%            2.23%             $72.59       $254.10
     AIM V.I. International Equity1.50%            0.96%            2.46%             $74.90       $277.23
     AIM V.I. Value               1.50%            0.73%            2.23%             $72.59       $254.10
------------------------------------------------------------------------------------------------------------------------------------
  Managed by Massachusetts Financial Services Company
     MFS Emerging Growth         1.50%             1.00%            2.50%             $75.30       $281.19
     MFS Research                1.50%             1.00%            2.50%             $75.30       $281.19
     MFS Growth With Income      1.50%             1.00%            2.50%             $75.30       $281.19
     MFS High Income             1.50%             1.00%            2.50%             $75.30       $281.19
     MFS World Governments       1.50%             1.00%            2.50%             $75.30       $281.19
     MFS/Foreign & Colonial
       Markets Equity            1.50%             1.50%            3.00%             $80.29       $329.29
------------------------------------------------------------------------------------------------------------------------------------

For the newly formed Portfolios the expenses have been estimated. The expenses reflect any expense reimbursement or fee waiver. For more detailed information, see the Fee Table in the prospectus for the Contract.

6. TAXES Your earnings are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals in excess of that will be charged 5% of each payment you take out. After Cova has had a payment for 5 years, there is no charge for withdrawals. Of course, you may also have to pay income tax and a tax penalty on any money you take out. Each purchase payment you add to your Contract has its own 5 year withdrawal charge period.

                                                                    Calendar Year
  Portfolio                                                             1996

------------------------------------------------------------------------------------------------------------------------------------
     Growth and Income                                                 16.23%

------------------------------------------------------------------------------------------------------------------------------------


8. PERFORMANCE The value of the Contract will vary up or down depending upon the investment performance of the Portfolio(s) you choose. The following chart shows total returns for the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. for 1996. The Contracts were first offered for sale in June, 1995. Therefore, no performance is shown for prior periods. These numbers reflect the insurance charges, the contract maintenance charge, the investment expenses and all other expenses of the investment portfolio. These numbers do not reflect any withdrawal charges which if applied would reduce such performance. Past performance is not a guarantee of future results. Performance is not shown for any of the other Portfolios because the Separate Account was not invested in the other Portfolios for a complete calendar year as of December 31, 1996.

9. DEATH BENEFIT If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. This death benefit will be the greater of three amounts: 1) the money you've put in less any money you've taken out, and the related withdrawal charges, accumulated at 4% until you reach age 80, or 2) the current value of your Contract, or 3) the value of your Contract at the most recent 5th-year-anniversary plus any money you've added since that anniversary minus any money you've taken out since that anniversary, and the related withdrawal charges. If you die after age 80, slightly different rules apply.

10. OTHER INFORMATION
Free Look. If you cancel the Contract within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the Contract), we will send your money back without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we will put your money in the Money Market Fund of General American Capital Company during the free-look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the Contract?
This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This Contract has additional features you might be interested in. These include:

[] You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

[] You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

[] You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

[] Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

 These features may not be suitable for your particular situation.

11. INQUIRIES

If you need more information, please contact us at:
Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661




                                                                       The Fixed
                                                            And Variable Annuity

                                                                       issued by

                                                           COVA VARIABLE ANNUITY
                                                                    ACCOUNT FIVE

                                                                             and

                                                             COVA FINANCIAL LIFE
                                                               INSURANCE COMPANY




This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Life Insurance Company (Cova).



The annuity contract has 26 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 25 investment portfolios listed below. The 25 investment portfolios are part of Cova Series Trust, Lord Abbett Series Fund, Inc., General American Capital Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Inc. and MFS Variable Insurance Trust. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).



Cova Series Trust:

     Managed by J.P. Morgan
     Investment Management Inc.
         Select Equity
         Small Cap Stock
         International Equity
         Quality Bond
         Large Cap Stock
     Managed by Lord, Abbett & Co.
         Bond Debenture (a "high yield" portfolio under
            California insurance regulations)
         Mid-Cap Value
         Large Cap Research
         Developing Growth

Lord Abbett Series Fund, Inc.:

     Managed by Lord, Abbett & Co.
         Growth and Income

General American Capital Company:
     Managed by Conning Asset
     Management Company    (formerly, General American
     Investment Management Company)
         Money Market

Variable Insurance Products Fund:
     Managed by Fidelity Management
     & Research Company
         VIP Growth
         VIP Equity-Income

Variable Insurance Products Fund II:
     Managed by Fidelity Management
     & Research Company
         VIP II Contrafund

Variable Insurance Products Fund III:
     Managed by Fidelity Management
     & Research Company
         VIP III Growth Opportunities
         VIP III Growth & Income

AIM Variable Insurance Funds, Inc.:
     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation
         AIM V.I. International Equity
         AIM V.I. Value

MFS Variable Insurance Trust:
     Managed by Massachusetts Financial Services Company
         MFS Emerging Growth
         MFS Research
         MFS Growth With Income
         MFS High Income
         MFS World Governments
         MFS/Foreign & Colonial Emerging Markets Equity

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated December 30, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The Table of Contents of the SAI is on Page 15 of this prospectus. For a free copy of the SAI, call us at (800) 831-5433 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

December 30, 1997


TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3

  FEE TABLE                                                  4

  EXAMPLES                                                   6

  1. THE ANNUITY CONTRACT                                    9

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                     9

  3. PURCHASE                                                9
     Purchase Payments                                       9
     Allocation of Purchase Payments                         9
     Accumulation Units                                     10

  4. INVESTMENT OPTIONS                                     10
     Cova Series Trust                                      10
     Lord Abbett Series Fund, Inc.                          10
     General American Capital Company                       10
     Variable Insurance Products Fund                       10
     Variable Insurance Products Fund II                    10
     Variable Insurance Products Fund III                   10
     AIM Variable Insurance Funds, Inc.                     10
     MFS Variable Insurance Trust                           11
     Transfers                                              11
     Dollar Cost Averaging Program                          11
     Automatic Rebalancing Program                          11
     Approved Asset Allocation Programs                     11
     Voting Rights                                          11
     Substitution                                           12

  5. EXPENSES                                               12
     Insurance Charges                                      12
     Contract Maintenance Charge                            12
     Withdrawal Charge                                      12
     Reduction or Elimination of the
        Withdrawal Charge                                   12
     Premium Taxes                                          12
     Transfer Fee                                           12
     Income Taxes                                           13
     Investment Portfolio Expenses                          13

  6. TAXES                                                  13
     Annuity Contracts in General                           13
     Qualified and Non-Qualified Contracts                  13
     Withdrawals - Non-Qualified Contracts                  13
     Withdrawals - Qualified Contracts                      13
     Withdrawals - Tax-Sheltered Annuities                  13
     Diversification                                        13

  7. ACCESS TO YOUR MONEY                                   13
     Systematic Withdrawal Program                          14

  8. PERFORMANCE                                            14

  9. DEATH BENEFIT                                          14
     Upon Your Death                                        14
     Death of Annuitant                                     14

 10. OTHER INFORMATION                                      14
      Cova                                                  14
      The Separate Account                                  15
      Distributor                                           15
      Ownership                                             15
      Beneficiary                                           15
      Assignment                                            15
      Suspension of Payments or Transfers                   15
      Financial Statements                                  15

 TABLE OF CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION                                     15

 APPENDIX A
 Condensed Financial Information                           A-1

 APPENDIX B
 Performance Information                                   B-1


 INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                           Page

 Accumulation Phase                                           9
 Accumulation Unit                                           10
 Annuitant                                                    9
 Annuity Date                                                 9
 Annuity Options                                              9
 Annuity Payments                                             9
 Annuity Unit                                                10
 Beneficiary                                                 15
 Fixed Account                                                9
 Income Phase                                                 9
 Investment Portfolios                                       10
 Joint Owner                                                 15
 Non-Qualified                                               13
 Owner                                                       15
 Purchase Payment                                             9
 Qualified                                                   13
 Tax Deferral                                                13



COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE
Owner Transaction Expenses

Withdrawal Charge (see Note 2 below)
     5% of purchase payment withdrawn
Transfer Fee (see Note 3 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.
Contract Maintenance Charge (see Note 4 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
--------------------------------------------------------------------------------
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%


Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                  Other Expenses
                                                                                  (after expense            Total Annual
                                                Management         12b-1        reimbursement for             Portfolio
                                                   Fees            Fees        certain Portfolios)            Expenses
------------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust (a)
Managed by J.P. Morgan
Investment Management Inc.
       Select Equity(b)                            .75%             - -                .10%                     .85%
       Small Cap Stock(b)                          .85%             - -                .10%                     .95%
       International Equity(b)                     .85%             - -                .10%                     .95%
       Quality Bond(b)                             .55%             - -                .10%                     .65%
       Large Cap Stock(b)                          .65%             - -                .10%                     .75%
------------------------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
       Bond Debenture (a "high yield" portfolio
          under California insurance
          regulations)(b)                          .75%             - -                .10%                     .85%
       Mid-Cap Value(c)                           1.00%             - -                .10%                    1.10%
       Large Cap Research(c)                      1.00%             - -                .10%                    1.10%
       Developing Growth(c)                        .90%             - -                .10%                    1.00%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
Managed by Lord, Abbett & Co.
       Growth and Income(d)                        .50%            .07%                .02%                     .59%
------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                                .205%            - -                .00%                     .205%
------------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund
Variable Insurance Products Fund II
Variable Insurance Products Fund III
Managed by Fidelity Management
& Research Company
       VIP III Growth Opportunities(e)             .61%             - -                .16%                     .77%
       VIP Growth(e)                               .61%             - -                .08%                     .69%
       VIP III Growth & Income                     .50%             - -                .50%                    1.00%
       VIP Equity-Income(e)                        .51%             - -                .07%                     .58%
       VIP II Contrafund(e)                        .61%             - -                .13%                     .74%
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation               .64%             - -                .09%                     .73%
       AIM V.I. International Equity               .75%             - -                .21%                     .96%
       AIM V.I. Value                              .64%             - -                .09%                     .73%
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
Managed by Massachusetts Financial
Services Company
       MFS Emerging Growth(f)                      .75%             - -                .25%                    1.00%
       MFS Research(f)                             .75%             - -                .25%                    1.00%
       MFS Growth With Income(f)                   .75%             - -                .25%                    1.00%
       MFS High Income(f)                          .75%             - -                .25%                    1.00%
       MFS World Governments(f)                    .75%             - -                .25%                    1.00%
       MFS/Foreign & Colonial Emerging
           Markets Equity(f)                      1.25%             - -                .25%                    1.50%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio Expenses (continued)
(as a percentage of the average daily net assets of an investment portfolio)

(a) Since August 20, 1990, an affiliate of Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent the expense reimbursement and management fee waiver, the percentages shown for total annual portfolio expenses (on an annualized basis) for the year or period ended December 31, 1996 would have been 1.70% for the Select Equity Portfolio, 2.68% for the Small Cap Stock Portfolio, 3.80% for the International Equity Portfolio, 1.52% for the Quality Bond Portfolio, 1.23% for the Large Cap Stock Portfolio and 2.05% for the Bond Debenture Portfolio.

(b)  Annualized. The Portfolio commenced investment operations on April 2, 1996.

(c)  Estimated.  The  Portfolio  commenced  investment  operations on August 19,
     1997.

(d) The Growth and Income Portfolio of Lord Abbett Series Fund, Inc. has a 12b-1 plan which provides for payments to Lord, Abbett & Co. for remittance to a life insurance company for certain distribution expenses (see the Fund Prospectus). The 12b-1 plan provides that such remittances, in the aggregate, will not exceed .15%, on an annual basis, of the daily net asset value of shares of the Growth and Income Portfolio. As of the date of this prospectus, no payments had been made under the 12b-1 Plan. For the year ending December 31, 1997, the 12b-1 fees are estimated to be .07%. The examples below for this Portfolio reflect the estimated 12b-1 fees.

(e) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for VIP Equity-Income Portfolio, .67% for VIP Growth Portfolio,.71% for VIP II Contrafund Portfolio and .76% for VIP III Growth Opportunities Portfolio.

(f) The adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, so that each Series' "Other Expenses" do not exceed .25% annually for each Series listed above. Absent such reimbursement, "Total Annual Portfolio Expenses" would be: 1.16% for the MFS Emerging Growth Series; 1.48% for the MFS Research Series; 2.07% for the MFS Growth With Income Series; 1.62% for the MFS High Income Series; 2.03% for the MFS World Governments Series; and are estimated to be 1.73% for the MFS/Foreign & Colonial Emerging Markets Equity Series.

Examples

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
                                        (a)   upon surrender at the end of each time period;
                                        (b)   if the contract is not surrendered or is annuitized.

                                                                          Time Periods
                                                  1 year          3 years           5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.
       Select Equity                              (a)  $73.80     (a) $118.16       (a) $169.99      (a)  $266.24
                                                  (b)  $23.80     (b) $ 73.16       (b) $124.99      (b)  $266.24
       Small Cap Stock                            (a)  $74.80     (a) $121.17       (a) $175.00      (a)  $276.23
                                                  (b)  $24.80     (b) $ 76.17       (b) $130.00      (b)  $276.23
       International Equity                       (a)  $74.80     (a) $121.17       (a) $175.00      (a)  $276.23
                                                  (b)  $24.80     (b) $ 76.17       (b) $130.00      (b)  $276.23
       Quality Bond                               (a)  $71.79     (a) $112.12       (a) $159.89      (a)  $245.92
                                                  (b)  $21.79     (b) $ 67.12       (b) $114.89      (b)  $245.92
       Large Cap Stock                            (a)  $72.80     (a) $115.15       (a) $164.95      (a)  $256.13
                                                  (b)  $22.80     (b) $ 70.15       (b) $119.95      (b)  $256.13
------------------------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture (a "high yield" portfolio   (a)  $73.80     (a) $118.16       (a) $169.99      (a)  $266.24
          under California insurance regulations) (b)  $23.80     (b) $ 73.16       (b) $124.99      (b)  $266.24
       Mid-Cap Value                              (a)  $76.30     (a) $125.66
                                                  (b)  $26.30     (b) $ 80.66
       Large Cap Research                         (a)  $76.30     (a) $125.66
                                                  (b)  $26.30     (b) $ 80.66
       Developing Growth                          (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.
Managed by Lord, Abbett & Co.
       Growth and Income                          (a)  $71.19     (a) $110.30       (a) $156.83      (a)  $239.74
                                                  (b)  $21.19     (b) $ 65.30       (b) $111.83      (b)  $239.74
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                               (a)  $67.31     (a) $98.54        (a)  $137.02     (a)  $199.08
                                                  (b)  $17.31     (b) $53.54        (b)   $92.02     (b)  $199.08
------------------------------------------------------------------------------------------------------------------------------------

Examples (continued)



                                                                          Time Periods
                                                  1 year          3 years           5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------

Variable Insurance Products Fund
Variable Insurance Products Fund II
Variable Insurance Products Fund III
Managed by Fidelity Management
& Research Company
       VIP III Growth Opportunities               (a)  $73.00     (a) $115.75
                                                  (b)  $23.00     (b) $ 70.75
       VIP Growth                                 (a)  $72.19     (a) $113.33
                                                  (b)  $22.19     (b) $ 68.33
       VIP III Growth & Income                    (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       VIP Equity-Income                          (a)  $71.09     (a) $110.00
                                                  (b)  $21.09     (b) $ 65.00
       VIP II Contrafund                          (a)  $72.69     (a) $114.84
                                                  (b)  $22.69     (b) $ 69.84
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation              (a)  $72.59     (a) $114.54
                                                  (b)  $22.59     (b) $ 69.54
       AIM V.I. International Equity              (a)  $74.90     (a) $121.47
                                                  (b)  $24.90     (b) $ 76.47
       AIM V.I. Value                             (a)  $72.59     (a) $114.54
                                                  (b)  $22.59     (b) $ 69.54
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial
Services Company
       MFS Emerging Growth                        (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       MFS Research                               (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       MFS Growth With Income                     (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       MFS High Income                            (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       MFS World Governments                      (a)  $75.30     (a) $122.67
                                                  (b)  $25.30     (b) $ 77.67
       MFS/Foreign & Colonial Emerging            (a)  $80.29     (a) $137.54
          Markets Equity                          (b)  $30.29     (b) $ 92.54
------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table and Examples

1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

2. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

3. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or approved Asset Allocation Programs.

4. Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

5. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

6.   The assumed average contract size is $30,000.

7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

There is an accumulation unit value history contained in Appendix A - Condensed Financial Information.

1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase. The contract benefits from tax deferral.

Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 25 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this in Section 10 - Other Information.


2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month. You can also choose among income plans. We call those annuity options.

We ask you to choose your annuity date and annuity option when you purchase the contract. You can change either at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the fixed account, the investment portfolio(s) or a combination of both. If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things: 1) the value of your contract in the investment portfolio(s) on the annuity date, 2) the 3% assumed investment rate used in the annuity table for the contract, and 3) the performance of the investment portfolios you selected. If the actual performance exceeds the 3% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3%, your annuity payments will decrease.

You can choose one of the following annuity options. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, Cova has the right to change the frequency of payments so that your annuity payments are at least $100.


3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $2,000 or more to either type of contract.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum balance requirement for the fixed account and for each investment portfolio.

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we will put your purchase payment in the Money Market Fund of General American Capital Company for 15 days after we allocate your first purchase payment. At the end of that period, we will re-allocate those funds as you selected.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3. dividing this amount by the number of outstanding accumulation units. The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with
     359.71 accumulation units for the Quality Bond Portfolio.


4.   INVESTMENT OPTIONS

The Contract offers 25 investment portfolios which are described below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS. CERTAIN PORTFOLIOS IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.

Cova Series Trust

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an indirect subsidiary of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:
  Select Equity Portfolio
  Small Cap Stock Portfolio
  International Equity Portfolio
  Quality Bond Portfolio
  Large Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:
  Bond Debenture Portfolio (a "high yield" portfolio under
    California insurance regulations)
  Mid-Cap Value Portfolio
  Large Cap Research Portfolio
  Developing Growth Portfolio

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. is a mutual fund. The following portfolio managed by Lord, Abbett & Co. is available under the contract:

  Growth and Income Portfolio

General American Capital Company

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company (formerly General American Investment Management Company). The following portfolio is available under the contract:

  Money Market Fund

Variable Insurance Products Fund
Variable Insurance Products Fund II
Variable Insurance Products Fund III

Variable  Insurance  Products  Fund,  Variable  Insurance  Products  Fund II and
Variable Insurance Products Fund III are each a mutual fund with multiple portfolios managed by Fidelity Management & Research Company. The following portfolios are available under the contract:

Variable Insurance Products Fund:
  VIP Growth Portfolio
  VIP Equity-Income Portfolio
Variable Insurance Products Fund II:
  VIP II Contrafund Portfolio (seeks capital appreciation)
Variable Insurance Products Fund III:
  VIP III Growth Opportunities Portfolio
  VIP III Growth & Income Portfolio

AIM Variable Insurance Funds, Inc.

AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

  AIM V.I. Capital Appreciation Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund

MFS Variable Insurance Trust

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS High Income Series
  MFS World Governments Series
  MFS/Foreign & Colonial Emerging Markets Equity Series

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Transfers

You can transfer money among the fixed account and the 25 investment portfolios.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time. If you make more than 12 transfers in a year, a transfer fee will be charged.

Cova has reserved the right during the year to terminate or modify the transfer provisions described above.

You can make transfers by telephone. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.

Automatic Rebalancing Program

Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova would sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.


Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.


5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk premium and 2) the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for all the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge can not be increased.

Cova will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, the charge is 5% of each purchase payment you take out. However, after Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, Cova treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

After you have owned the contract for one year, if you, or your joint owner, has been confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision. This is called the Nursing Home Waiver.

Reduction or Elimination of the Withdrawal Charge

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.


6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When  a  non-qualified   contract  is  owned  by  a  non-natural  person  (e.g.,
corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit plans, which include 401(k) plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.


7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract: (1) by making a withdrawal (either a partial or a complete withdrawal); (2) by electing to receive annuity payments; or (3) when a death benefit is paid to your beneficiary. Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal less any applicable withdrawal charge, less any premium tax and less any contract maintenance charge. (See Section 5. Expenses for a discussion of the charges.)

Unless you instruct Cova otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6. Taxes and the discussion in the Statement of Additional Information.

Systematic Withdrawal Program

If you are 59 1/2 or older, you may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

INCOME  TAXES MAY APPLY TO  SYSTEMATIC WITHDRAWALS.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, and withdrawal charges.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.


9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at 4% from the date your contract was issued until the date of death; or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at 4% from the date your contract was issued until you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


10.  OTHER INFORMATION

Cova

Cova Financial Life Insurance Company (Cova) was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Life Insurance Company.

Cova is presently licensed to do business in the state of California.

The Separate Account

Cova has established a separate account, Cova Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.5% of purchase payments. During the initial period in which the Contracts are offered, Cova may pay an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions. To the extent that the withdrawal charge is insufficient to cover the actual cost of distribution, Cova may use any of its corporate assets, including any profit from the mortality and expense risk premium, to make up any difference.

Ownership

Owner. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner. The beneficiary becomes the owner when a death benefit is payable.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Performance Information
     Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. The Separate Account's Financial Statements (except for the unaudited Financial Statements for the period ended September 30, 1997) have been audited by KPMG Peat Marwick LLP, independent certified public accountants, whose report is included in the Statement of Additional Information. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                             Period Ended        Year or Period        Period from Commencement
                                                                9/30/97               ended                  of Operations
                                                              (unaudited)            12/31/96              through 12/31/95
------------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by Lord, Abbett & Co.
Bond Debenture Sub-Account
     Beginning of Period                                        $11.30               $10.15                        *
     End of Period                                               12.66                 11.30
     Number of Accum. Units Outstanding                        252,345                39,545
------------------------------------------------------------------------------------------------------------------------------------

Managed by J.P. Morgan
Investment Management Inc.
Select Equity Sub-Account
     Beginning of Period                                        $10.84                $10.15                      *
     End of Period                                               14.20                 10.84
     Number of Accum. Units Outstanding                        549,003               185,509
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                        $11.31               $10.91                       *
     End of Period                                               13.78                 11.31
     Number of Accum. Units Outstanding                        395,558               113,118

International Equity Sub-Account
     Beginning of Period                                        $10.97                $10.10                       *
     End of Period                                               12.10                 10.97
     Number of Accum. Units Outstanding                        434,016               124,032

Quality Bond Sub-Account
     Beginning of Period                                        $10.37              $  9.95                       *
     End of Period                                               10.88                 10.37
     Number of Accum. Units Outstanding                        186,347                64,534

Large Cap Stock Sub-Account
     Beginning of Period                                        $11.34                $10.16                      *
     End of Period                                               14.62                 11.34
     Number of Accum. Units Outstanding                        539,661               126,231
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.
Growth and Income Sub-Account
     Beginning of Period                                        $25.09                $21.31                  $19.54
     End of Period                                               30.94                 25.09                   21.31
     Number of Accum. Units Outstanding                        651,703               375,304                 125,555
------------------------------------------------------------------------------------------------------------------------------------


* The Lord Abbett Series Fund, Inc. Growth and Income Portfolio started regular investment operations on July 20, 1995. The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond and Bond Debenture Portfolios reflect the date these investment portfolios were first offered for sale to the public which were as follows: May 15, 1996 for the Select Equity and Small Cap Stock Portfolios; May 16, 1996 for the Large Cap Stock Portfolio; May 14, 1996 for the International Equity
     Portfolio; and May 20, 1996 for the Quality Bond and Bond Debenture Portfolios. The Separate Account had not invested in the following Portfolios which are advised by Lord, Abbett & Co. as of September 30, 1997: Mid-Cap Value, Large Cap Research and Developing Growth. As of September 30, 1997, the investment portfolios managed by Fidelity Management & Research Company, A I M Advisors, Inc., and Massachusetts Financial Services Company had not yet commenced regular investment operations.

APPENDIX B
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

PART 1

COVA SERIES TRUST, LORD ABBETT SERIES FUND, INC. AND GENERAL AMERICAN CAPITAL COMPANY, EXISTING PORTFOLIOS

J.P. Morgan Investment Management Inc. is the sub-adviser for the following portfolios of Cova Series Trust: Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock. Lord, Abbett & Co. is the sub-adviser for the Bond Debenture Portfolio of Cova Series Trust. Lord, Abbett & Co. is the investment adviser for Lord Abbett Series Fund, Inc. Growth and Income Portfolio. Conning Asset Management Company is the adviser for General American Capital Company Money Market Fund. All of these portfolios began operations on or before May 1, 1997. As a result, performance information is available for these portfolios as well as for the accumulation unit values.

The performance figures shown for the portfolios in Column A in the chart below reflect the actual fees and expenses paid by the portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. For the Cova Series Trust Portfolios, performance is shown from the dates shares were first offered to the public as follows: May 1, 1996 for the Select Equity, Small Cap Stock, International Equity, Quality Bond, Large Cap Stock and Bond Debenture Portfolios. For the Lord Abbett Series Fund, Inc. Growth and Income Portfolio, investment operations commenced on December 11, 1989.

The inception dates for the accumulation units investing in these portfolios are as follows: July 20, 1995 for the Growth and Income Portfolio of Lord Abbett Series Fund, Inc.; May 15, 1996 for the Select Equity and Small Cap Portfolios; May 16, 1996 for the Large Cap Stock Portfolio; May 14, 1996 for the International Equity Portfolio; May 20, 1996 for the Quality Bond and Bond Debenture Portfolios; and May 1, 1997 for the Money Market Fund of General American Capital Company. Accumulation unit performance prior to these dates, as shown in Columns B and C below, is therefore hypothetical.

Part 1 Cova Series Trust
Average Annual Total Return for the periods ended 9/30/97
------------------------------------------------------------------------------------------------------------------------------------
                                         Column A                          Column B                           Column C
                                    Portfolio Performance                           Accumulation Unit Performance
------------------------------------------------------------------------------------------------------------------------------------
                                                   since                              since                               since
   Portfolio                  1 yr       5 yrs     inception      1 yr       5 yrs    inception      1 yr       5 yrs     inception
------------------------------------------------------------------------------------------------------------------------------------
   Select Equity             42.02%       - -      28.68%        40.62%       - -      27.28%        35.42%      - -      24.16%
   Small Cap Stock           31.34%       - -      22.38%        29.94%       - -      20.98%        24.75%      - -      17.80%
   International Equity      18.21%       - -      14.08%        16.81%       - -      12.68%        11.64%      - -       9.43%
   Quality Bond               9.02%       - -       8.28%         7.62%       - -       6.88%         2.47%      - -       3.58%
   Large Cap Stock           41.52%       - -      32.07%        40.12%       - -      30.67%        34.92%      - -      27.57%
   Bond Debenture            18.18%       - -      18.65%        16.78%       - -      17.25%        11.60%      - -      14.04%
------------------------------------------------------------------------------------------------------------------------------------

Part 1 Lord Abbett Series Fund, Inc.
Average Annual Total Return for the periods ended 9/30/97
------------------------------------------------------------------------------------------------------------------------------------
                                         Column A                          Column B                            Column C
                                    Portfolio Performance                            Accumulation Unit Performance
------------------------------------------------------------------------------------------------------------------------------------
                                                   since                              since                               since
   Portfolio                  1 yr       5 yrs     inception      1 yr       5 yrs    inception      1 yr       5 yrs     inception
------------------------------------------------------------------------------------------------------------------------------------
   Growth and Income         33.52%     19.30%     16.96%        32.12%    17.90%      15.56%        26.69%    16.97%     14.93%
------------------------------------------------------------------------------------------------------------------------------------

Part 1 General American Capital Company
Average Annual Total Return for the periods ended 9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
                                         Column A                          Column B                            Column C
                                    Portfolio Performance                            Accumulation Unit Performance
------------------------------------------------------------------------------------------------------------------------------------
                                                   since                              since                               since
   Portfolio                  1 yr       5 yrs     inception      1 yr       5 yrs    inception      1 yr       5 yrs     inception
------------------------------------------------------------------------------------------------------------------------------------
   Money Market               5.56%      - -        5.54%         4.16%       - -       4.14%        (0.98)%     - -       0.57%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

PART 2 - GENERAL AMERICAN CAPITAL COMPANY, INC., VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, VARIABLE INSURANCE PRODUCTS FUND III, AIM VARIABLE INSURANCE FUNDS AND MFS VARIABLE INSURANCE TRUST ("EXISTING FUNDS")

Shares of the General American Capital Company Money Market Fund were made available under the Contract on May 1, 1997. Shares of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Inc. and MFS Variable Insurance Trust were first offered under the Contract as of the date of this prospectus. However, certain Portfolios of General American Capital Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Inc. and MFS Variable Insurance Trust ("Existing Funds") have been in existence for sometime and therefore have an investment performance history. In order to show how investment performance of the Existing Funds affect accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolios of the Existing Funds for the same periods.

The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

Part 2 General American Capital Company Money Market Fund
Average Annual Total Return for the periods ended 9/30/97
------------------------------------------------------------------------------------------------------------------------------------

                               Portfolio         Column A                           Column B                    Column C
                               Inception     Fund Performance                                          Accumulation Unit Performance
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio                   Date       1 yr     5 yrs    10 yrs        1 yr     5 yrs    10 yrs        1 yr     5 yrs    10 yrs
------------------------------------------------------------------------------------------------------------------------------------
   Money Market                10/1/87    5.63%    4.75%    6.04%         4.23%    3.35%    4.64%         (0.87)%  (1.25)%  4.54%

------------------------------------------------------------------------------------------------------------------------------------

Part 2 Variable Insurance Products Fund
Average Annual Total Return for the periods ended 9/30/97
------------------------------------------------------------------------------------------------------------------------------------
                                Portfolio         Column A                           Column B                    Column C
                               Inception     Fund Performance                                          Accumulation Unit Performance
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio                   Date       1 yr     5 yrs    10 yrs        1 yr     5 yrs    10 yrs        1 yr     5 yrs    10 yrs
------------------------------------------------------------------------------------------------------------------------------------
   VIP Growth                  10/9/86    27.05%   21.38%   14.70%        25.65%   19.98%   13.30%        20.55%   15.38%   13.20%
   VIP Equity-Income           10/9/86    33.92%   21.48%   14.04%        32.52%   20.08%   12.64%        27.42%   15.48%   12.54%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)
Part 2 Variable Insurance Products Fund II
Average Annual Total Return for the periods ended 9/30/97
------------------------------------------------------------------------------------------------------------------------------------



                                                 Column A                           Column B                    Column C
                               Portfolio     Fund Performance                              Accumulation Unit Performance
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio                   Inception                since                             since                          since
                               Date       1 yr          inception         1 yr            inception       1 yr           inception
------------------------------------------------------------------------------------------------------------------------------------
   VIP II Contrafund           1/3/95     36.56%        31.71%            35.16%          30.31%          30.06%         25.71%
------------------------------------------------------------------------------------------------------------------------------------

Part 2 Variable Insurance Products Fund III
Average Annual Total Return for the periods ended 9/30/97

                                                 Column A                           Column B                    Column C
                               Portfolio     Fund Performance                              Accumulation Unit Performance
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio                   Inception                since                             since                          since
                               Date       1 yr          inception         1 yr            inception       1 yr           inception
------------------------------------------------------------------------------------------------------------------------------------
   VIP III Growth
      Opportunities            1/3/95     36.01%        27.62%            34.61%          26.22%          29.51%         21.62%
   VIP III Growth
      & Income                 12/31/96    - -          32.22%             - -            30.82%           - -           26.22%
------------------------------------------------------------------------------------------------------------------------------------

Part 2 AIM Variable Insurance Funds, Inc.
Average Annual Total Return for the periods ended 9/30/97
------------------------------------------------------------------------------------------------------------------------------------



                                                 Column A                           Column B                    Column C
                               Portfolio     Fund Performance                            Accumulation Unit Performance
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio                   Inception                since                             since                          since
                               Date       1 yr          inception         1 yr            inception       1 yr           inception
------------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital
      Appreciation             5/5/93     25.01%        22.19%            23.61%          20.79%          18.51%         16.19%
   AIM V.I. International
      Equity                   5/5/93     22.53%        15.73%            21.13%          14.33%          16.03%           9.73%
   AIM V.I. Value              5/5/93     34.08%        21.43%            32.68%          20.03%          27.58%         15.43%
------------------------------------------------------------------------------------------------------------------------------------

Part 2 MFS Variable Insurance Trust
Average Annual Total Return for the periods ended 9/30/97
------------------------------------------------------------------------------------------------------------------------------------



                                                 Column A                           Column B                    Column C
                               Portfolio     Fund Performance                            Accumulation Unit Performance
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio                   Inception                since                             since                          since
                               Date       1 yr          inception         1 yr            inception       1 yr           inception
------------------------------------------------------------------------------------------------------------------------------------
   MFS Emerging Growth         7/24/95    23.87%        28.49%            22.47%          27.09%          17.37%         22.49%
   MFS Research                7/26/95    28.99%        26.18%            27.57%          24.78%          22.49%         20.18%
   MFS Growth With Income      10/9/95    33.88%        29.23%            32.48%          27.83%          27.38%         23.23%
   MFS High Income             7/26/95    14.74%        13.24%            13.34%          11.84%            8.24%          7.24%
   MFS World Governments       6/14/94     2.06%         5.58%             0.66%           4.18%          (4.44)%        (0.42)%
------------------------------------------------------------------------------------------------------------------------------------




Cova Financial Life
   Insurance Company
Attn: Variable Products
One Tower Lane
Suite 3000
Oakbrook Terrace, Illinois 60181-4644

Please send me, at no charge, the Statement of Additional Information dated December 30, 1997, for The Annuity Contract issued by Cova.

                  (Please print or type and fill in all information)

 ................................................................................
 Name

 ................................................................................
 Address

 ................................................................................
 City                                            State                  Zip Code

 CC-3056 (12/97)                                 COVA VA











                                  [Back Cover]









                                      COVA
                     Cova Financial Life Insurance Company


                         Marketing and Executive Office

                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661


                             Annuity Service Office

                                 P.O. Box 10366
                              Des Moines, IA 50306-9775
                                 800-343-8496


CC-3055 (2/98)      Policy Form Series XLCC-648, XLCC-833      21-PREM-CA (2/98)